Accrued expenses and other current liabilities	12 Months Ended
Dec. 31, 2021
Accrued expenses and other current liabilities
Accrued expenses and other current liabilities

11. Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2020	2021	2021
			US$
	RMB	RMB	Note 2(e)
Salary and welfare	158,213	127,560	20,017
Deposits from third-party couriers and suppliers	91,000	54,771	8,595
Accrued operational expenses	45,767	61,100	9,588
Accrued professional fee	1,995	27,831	4,367
Payable related to issuance of preferred shares	33,000	—	—
Others	17,493	26,788	4,204
	347,468	298,050	46,771